Note 10 - Risks and Uncertainties	9 Months Ended
Sep. 30, 2012
Notes
Note 10 - Risks and Uncertainties

NOTE 10 – RISKS AND UNCERTAINTIES

Our future operating results may be affected by a number of factors. We depend upon a number of major inventory and intellectual property suppliers. If a critical supplier had operational problems or ceased making materials available to us, operations could be adversely affected.